Long Term Debt	3 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Long Term Debt

NOTE 8 – Long Term Debt

Notes payable of BioZone Labs
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%,
payable in monthly installments of $168 to $1,589, inclusive of interest	$387,436
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments	287,240
of $3,640 inclusive of interest
Other	95,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building,
payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum	2,678,582
$3,448,258
Less: current portion	236,892
$3,211,366